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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                  811-2699
      --------------------------------------------------

                                AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:    12/31
                        -------------------

Date of reporting period:   6/30/03
                        -------------------

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on August 27, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                                  [COVER ART]

                              AIM BASIC VALUE FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

            AIM Basic Value Fund seeks long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR*


                                       [PIE CHART]

CONSUMER DISCRETIONARY                     16.2%
INDUSTRIALS                                19.2%
FINANCIALS                                 24.2%
INFORMATION TECHNOLOGY                     15.7%
HEALTH CARE                                11.0%
ENERGY                                      7.1%
CONSUMER STAPLES                            3.4%
CASH & OTHER                                3.2%

TOTAL NUMBER OF HOLDINGS*                    47

TOTAL NET ASSETS                   $5.2 BILLION

Source: Lipper, Inc.

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (10/18/95)                       11.36%
   5 Years                                   5.64
   1 Year                                   -8.53

CLASS B SHARES
 Inception (10/18/95)                       11.46%
   5 Years                                   5.83
   1 Year                                   -8.67

CLASS C SHARES
 Inception (5/3/99)                          3.09%
   1 Year                                   -4.83

CLASS R SHARES**
 Inception                                  12.01%
   5 Years                                   6.67
   1 Year                                   -3.40


**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without upfront sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 10/18/95). Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                                        13.36%

CLASS B SHARES                                        13.01

CLASS C SHARES                                        12.96

CLASS R SHARES                                        13.23

S&P 500 INDEX (Broad Market Index)                    11.75

RUSSELL 1000--Registered Trademark-- INDEX            11.57
(Style-specific index)

LIPPER LARGE-CAP VALUE INDEX                          10.75
(Lipper Peer Group)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

===============================================================================

===================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                 TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------------------------------
  1. Computer Associates International, Inc.      3.9%                    1. Advertising                               5.5%

  2. Tyco International Ltd. (Bermuda)            3.8                     2. Oil & Gas Drilling                        5.0

  3. Citigroup Inc.                               3.1                     3. Investment Banking & Brokerage            4.7

  4. Waste Management, Inc.                       3.0                     4. Data Processing & Outsourced Services     4.7

  5. Omnicom Group Inc.                           3.0                     5. Diversified Commercial Services           4.6

  6. First Data Corp.                             2.7                     6. Thrifts & Mortgage Finance                4.2

  7. Merrill Lynch & Co., Inc.                    2.7                     7. Diversified Banks                         4.2

  8. Target Corp.                                 2.7                     8. Building Products                         4.1

  9. McKesson Corp.                               2.6                     9. Systems Software                          3.9

 10. Interpublic Group of Cos., Inc. (The)        2.6                    10. Industrial Conglomerates                  3.8


*  Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================


ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Basic Value Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o Investing in small- and mid-sized companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations, and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Lipper Large-Cap Value Fund Index represents an average of the performance of the 30 largest large-capitalization value funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000--Registered Trademark-- Index represents the performance of the stocks of large-capitalization companies.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Basic Value Fund for the six
ROBERT H.           months ended June 30, 2003. Important information such as
GRAHAM]             top holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report.

DESPITE ECONOMIC        As always, timely information about your fund and the
SLUGGISHNESS,       markets in general is available at our Web site,
DOMESTIC EQUITY     aiminvestments.com. From our home page, click on Products
MARKETS PERFORMED   and Performance, then Mutual Funds, then AIM Funds, and then
WELL, PARTICULARLY  select the type of information you wish to view.
DURING THE SECOND
HALF OF THE         MARKET CONDITIONS
REPORTING PERIOD.
ROBERT H. GRAHAM    Economic sluggishness continued during the reporting period, particularly in manufacturing. The manufacturing sector
contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period. Then on June 25, it lowered that rate to 1.00%, the lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecommunications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

AIM Basic Value Fund produced double-digit increases for the six-month reporting period ended June 30, 2003. For example, Class A shares gained 13.36% at net asset value during the reporting period.

    The fund management team - R. Canon Coleman II, Matthew W. Seinsheimer, Michael J. Simon, and Bret W. Stanley - has stated that no major changes have been made to the portfolio and that the team does not anticipate as many changes as were made during the selloff in 2002. Fund managers believe the fund remains diversified and is leveraged to an economic recovery.

IN CLOSING

I thank you for your continued participation in AIM Basic Value Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.


Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/03

AIM BASIC VALUE FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 6/30/03

Inception (3/15/02)                 -12.39%
  1 Year                             -2.57
  6 Months                           13.76*

*Not annualized

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.

A I M Distributors, Inc.        BVA-INS-2     [AIM INVESTMENT LOGO APPEARS HERE]
                                                       --Servicemark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.76%

ADVERTISING-5.54%

Interpublic Group of Cos., Inc. (The)(a)          9,982,700   $  133,568,526
----------------------------------------------------------------------------
Omnicom Group Inc.                                2,145,000      153,796,500
============================================================================
                                                                 287,365,026
============================================================================

AEROSPACE & DEFENSE-1.47%

Honeywell International Inc.                      2,839,200       76,232,520
============================================================================

APPAREL RETAIL-2.49%

Gap, Inc. (The)                                   6,874,500      128,965,620
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.29%

Bank of New York Co., Inc. (The)                  4,065,000      116,868,750
----------------------------------------------------------------------------
Janus Capital Group Inc.                          3,269,000       53,611,600
============================================================================
                                                                 170,480,350
============================================================================

BUILDING PRODUCTS-4.13%

American Standard Cos. Inc.(a)                    1,454,000      107,494,220
----------------------------------------------------------------------------
Masco Corp.                                       4,462,600      106,433,010
============================================================================
                                                                 213,927,230
============================================================================

COMMUNICATIONS EQUIPMENT-1.01%

Motorola, Inc.                                    5,570,000       52,525,100
============================================================================

CONSUMER ELECTRONICS-1.01%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                   2,748,098       52,516,153
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.67%

Ceridian Corp.(a)                                 5,946,300      100,908,711
----------------------------------------------------------------------------
First Data Corp.                                  3,406,000      141,144,640
============================================================================
                                                                 242,053,351
============================================================================

DIVERSIFIED BANKS-4.15%

Bank of America Corp.                             1,476,799      116,711,425
----------------------------------------------------------------------------
Bank One Corp.                                    2,643,000       98,266,740
============================================================================
                                                                 214,978,165
============================================================================

DIVERSIFIED CAPITAL MARKETS-2.31%

J.P. Morgan Chase & Co.                           3,506,000      119,835,080
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.62%

Cendant Corp.(a)                                  7,220,000      132,270,400
----------------------------------------------------------------------------
H&R Block, Inc.                                   2,480,400      107,277,300
============================================================================
                                                                 239,547,700
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

ELECTRONIC EQUIPMENT MANUFACTURERS-2.49%

Waters Corp.(a)                                   4,430,000   $  129,045,900
============================================================================

EMPLOYMENT SERVICES-0.84%

Robert Half International Inc.(a)                 2,310,300       43,757,082
============================================================================

ENVIRONMENTAL SERVICES-2.99%

Waste Management, Inc.                            6,437,167      155,071,353
============================================================================

FOOD RETAIL-3.42%

Kroger Co. (The)(a)                               7,501,400      125,123,352
----------------------------------------------------------------------------
Safeway Inc.(a)                                   2,545,000       52,070,700
============================================================================
                                                                 177,194,052
============================================================================

GENERAL MERCHANDISE STORES-2.68%

Target Corp.                                      3,675,600      139,084,704
============================================================================

HEALTH CARE DISTRIBUTORS-2.63%

McKesson Corp.                                    3,816,900      136,416,006
============================================================================

HEALTH CARE FACILITIES-2.10%

HCA Inc.                                          3,399,000      108,903,960
============================================================================

HEALTH CARE SERVICES-2.00%

IMS Health Inc.                                   5,755,900      103,548,641
============================================================================

HOTELS, RESORTS & CRUISE LINES-1.73%

Starwood Hotels & Resorts Worldwide, Inc.         3,144,000       89,886,960
============================================================================

INDUSTRIAL CONGLOMERATES-3.84%

Tyco International Ltd. (Bermuda)                10,496,000      199,214,080
============================================================================

INDUSTRIAL MACHINERY-1.30%

Parker-Hannifin Corp.                             1,607,600       67,503,124
============================================================================

INVESTMENT BANKING & BROKERAGE-4.70%

Merrill Lynch & Co., Inc.                         2,997,000      139,899,960
----------------------------------------------------------------------------
Morgan Stanley                                    2,430,000      103,882,500
============================================================================
                                                                 243,782,460
============================================================================

LEISURE PRODUCTS-0.74%

Mattel, Inc.                                      2,021,460       38,246,023
============================================================================

MANAGED HEALTH CARE-1.93%

UnitedHealth Group Inc.                           1,989,400       99,967,350
============================================================================

MOVIES & ENTERTAINMENT-2.04%

Walt Disney Co. (The)                             5,370,000      106,057,500
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

OIL & GAS DRILLING-4.98%

Nabors Industries, Ltd. (Bermuda)(a)              1,447,600   $   57,252,580
----------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)               4,771,698      104,834,205
----------------------------------------------------------------------------
ENSCO International Inc.                          3,570,700       96,051,830
============================================================================
                                                                 258,138,615
============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.10%

Weatherford International Ltd. (Bermuda)(a)       2,597,300      108,826,870
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.14%

Citigroup Inc.                                    3,809,597      163,050,752
============================================================================

PHARMACEUTICALS-2.32%

Wyeth                                             2,640,000      120,252,000
============================================================================

PROPERTY & CASUALTY INSURANCE-2.40%

ACE Ltd. (Cayman Islands)                         3,637,000      124,712,730
============================================================================

SEMICONDUCTOR EQUIPMENT-3.57%

Applied Materials, Inc.(a)                        5,105,000       80,965,300
----------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         2,849,000      104,333,229
============================================================================
                                                                 185,298,529
============================================================================

SYSTEMS SOFTWARE-3.91%

Computer Associates International, Inc.           9,094,000      202,614,320
============================================================================

THRIFTS & MORTGAGE FINANCE-4.22%

Fannie Mae                                        1,455,000       98,125,200
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE
THRIFTS & MORTGAGE FINANCE-(CONTINUED)

MGIC Investment Corp.                             1,159,100   $   54,060,424
----------------------------------------------------------------------------
Radian Group Inc.                                 1,817,396       66,607,563
============================================================================
                                                                 218,793,187
============================================================================
    Total Domestic Common Stocks (Cost
      $4,971,787,156)                                          5,017,792,493
============================================================================

MONEY MARKET FUNDS-6.45%

STIC Liquid Assets Portfolio(b)                 167,316,485      167,316,485
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                         167,316,485      167,316,485
============================================================================
    Total Money Market Funds (Cost
      $334,632,970)                                              334,632,970
============================================================================
TOTAL INVESTMENTS-103.21% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,306,420,126)                                              5,352,425,463
============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.65%

STIC Liquid Assets Portfolio(b)(c)              198,312,932      198,312,932
----------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                      198,312,932      198,312,932
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $396,625,864)                                        396,625,864
============================================================================
TOTAL INVESTMENTS-110.86% (Cost
  $5,703,045,990)                                              5,749,051,327
============================================================================
OTHER ASSETS LESS LIABILITIES-(10.86%)                          (563,307,670)
============================================================================
NET ASSETS-100.00%                                            $5,185,743,657
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $5,703,045,990)*                            $5,749,051,327
------------------------------------------------------------
Receivables for:
  Investments sold                                15,568,623
------------------------------------------------------------
  Fund shares sold                                 9,754,849
------------------------------------------------------------
  Dividends                                        3,311,640
------------------------------------------------------------
Investment for deferred compensation plan             28,708
------------------------------------------------------------
Other assets                                         142,896
============================================================
    Total assets                               5,777,858,043
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          176,247,349
------------------------------------------------------------
  Fund shares reacquired                          10,389,560
------------------------------------------------------------
  Deferred compensation plan                          28,708
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       396,625,864
------------------------------------------------------------
Accrued distribution fees                          5,506,249
------------------------------------------------------------
Accrued trustees' fees                                   243
------------------------------------------------------------
Accrued transfer agent fees                        2,919,251
------------------------------------------------------------
Accrued operating expenses                           397,162
============================================================
    Total liabilities                            592,114,386
============================================================
Net assets applicable to shares outstanding   $5,185,743,657
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,857,172,014
------------------------------------------------------------
Undistributed net investment income (loss)       (13,168,457)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (704,265,237)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      46,005,337
============================================================
                                              $5,185,743,657
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $3,003,132,686
____________________________________________________________
============================================================
Class B                                       $1,622,011,351
____________________________________________________________
============================================================
Class C                                       $  553,285,032
____________________________________________________________
============================================================
Class R                                       $    5,524,097
____________________________________________________________
============================================================
Institutional Class                           $    1,790,491
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          121,208,119
____________________________________________________________
============================================================
Class B                                           68,650,555
____________________________________________________________
============================================================
Class C                                           23,420,565
____________________________________________________________
============================================================
Class R                                              223,358
____________________________________________________________
============================================================
Institutional Class                                   71,718
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        24.78
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $24.78 divided by
      94.50%)                                 $        26.22
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        23.63
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        23.62
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        24.73
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        24.97
____________________________________________________________
============================================================

* At June 30, 2003, securities with an aggregate market value of $391,678,430 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  23,064,848
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        965,697
---------------------------------------------------------------------------
Security lending income                                             501,652
===========================================================================
    Total investment income                                      24,532,197
===========================================================================

EXPENSES:

Advisory fees                                                    15,237,914
---------------------------------------------------------------------------
Administrative services fees                                        311,599
---------------------------------------------------------------------------
Custodian fees                                                      148,069
---------------------------------------------------------------------------
Distribution fees -- Class A                                      4,553,710
---------------------------------------------------------------------------
Distribution fees -- Class B                                      7,317,621
---------------------------------------------------------------------------
Distribution fees -- Class C                                      2,518,917
---------------------------------------------------------------------------
Distribution fees -- Class R                                          8,075
---------------------------------------------------------------------------
Transfer agent fees                                               6,883,657
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               38
---------------------------------------------------------------------------
Trustees' fees                                                       19,870
---------------------------------------------------------------------------
Other                                                               707,625
===========================================================================
    Total expenses                                               37,707,095
===========================================================================
Less: Fees waived and expenses paid indirectly                      (71,912)
===========================================================================
    Net expenses                                                 37,635,183
===========================================================================
Net investment income (loss)                                    (13,102,986)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (244,892,174)
---------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    843,451,217
===========================================================================
Net gain from investment securities                             598,559,043
===========================================================================
Net increase in net assets resulting from operations          $ 585,456,057
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (13,102,986)   $   (22,688,599)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (244,892,174)      (224,532,143)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        843,451,217     (1,119,642,589)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  585,456,057     (1,366,863,331)
===============================================================================================
Share transactions-net:
  Class A                                                        127,264,871      1,177,106,683
-----------------------------------------------------------------------------------------------
  Class B                                                        (57,940,481)       447,671,199
-----------------------------------------------------------------------------------------------
  Class C                                                        (27,685,064)       122,712,958
-----------------------------------------------------------------------------------------------
  Class R                                                          3,600,275          1,424,141
-----------------------------------------------------------------------------------------------
  Institutional Class                                                118,733          1,422,881
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 45,358,334      1,750,337,862
===============================================================================================
    Net increase in net assets                                   630,814,391        383,474,531
===============================================================================================

NET ASSETS:

  Beginning of period                                          4,554,929,266      4,171,454,735
===============================================================================================
  End of period                                               $5,185,743,657    $ 4,554,929,266
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2003, AIM waived fees of $22,270.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, the fund paid AIM $311,599 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $2,467,010 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B, Class C and Class R shares paid $4,553,710, $7,317,621, $2,518,917 and $8,075, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $318,297 in front-end sales commissions from the sale of Class A shares and $6,486, $1,788, and $49,988, and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $5,845 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $49,501 and reductions in custodian fees of $141 under expense offset arrangement which resulted in a reduction of the Fund's total expenses of $49,642.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under either the interfund lending facility or borrow under the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $391,678,430 were on loan to brokers. The loans were secured by cash collateral of $396,625,864 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $501,652 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $101,680,239
----------------------------------------------------------
December 31, 2010                              333,531,794
==========================================================
Total capital loss carryforward               $435,212,033
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $577,352,628 and $578,616,006, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 453,222,108
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (418,679,043)
============================================================
Net unrealized appreciation of investment
  securities                                   $  34,543,065
____________________________________________________________
============================================================
Cost of investments for tax purposes is $5,714,508,262.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                  DECEMBER 31, 2002
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      22,440,291    $ 501,903,339     76,760,537    $1,974,256,884
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       6,858,366      146,955,773     36,719,189       930,261,749
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,298,190       49,134,724     11,937,042       301,540,951
---------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        195,822        4,421,220         81,501         1,780,171
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                             7,421          176,291         72,939         1,565,277
===========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         710,481       16,064,241      1,123,932        28,176,777
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (744,191)     (16,064,241)    (1,169,041)      (28,176,777)
===========================================================================================================================
Reacquired:
  Class A                                                     (17,930,634)    (390,702,709)   (34,569,714)     (825,326,978)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (9,132,499)    (188,832,013)   (20,054,811)     (454,413,773)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,682,515)     (76,819,788)    (7,825,922)     (178,827,993)
---------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (37,541)        (820,945)       (16,424)         (356,030)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (2,697)         (57,558)        (5,945)         (142,396)
===========================================================================================================================
                                                                  980,494    $  45,358,334     63,053,283    $1,750,337,862
___________________________________________________________________________________________________________________________
===========================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                YEAR ENDED DECEMBER 31,
                                            JUNE 30,         ------------------------------------------------------------------
                                              2003              2002             2001            2000       1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    21.86        $    28.44       $    28.41       $  23.84    $ 18.13       $17.25
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.03)(a)         (0.04)(a)        (0.02)(a)       0.06       0.05(a)      0.04
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.95             (6.54)            0.06           4.74       5.75         1.16
===============================================================================================================================
    Total from investment operations             2.92             (6.58)            0.04           4.80       5.80         1.20
===============================================================================================================================
Less distributions:
  Dividends from net investment income             --                --             0.00          (0.03)      0.00         0.00
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --                --            (0.01)         (0.20)     (0.09)       (0.32)
===============================================================================================================================
    Total distributions                            --                --            (0.01)         (0.23)     (0.09)       (0.32)
===============================================================================================================================
Net asset value, end of period             $    24.78        $    21.86       $    28.44       $  28.41    $ 23.84       $18.13
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                 13.36%           (23.14)%           0.16%         20.20%     32.04%        7.02%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $3,003,133        $2,534,964       $2,066,536       $448,668    $70,791       $9,074
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets          1.37%(c)          1.33%            1.30%          1.32%      1.69%(d)     1.74%(d)
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.30)%(c)        (0.17)%          (0.05)%         0.49%      0.23%        0.25%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                         13%               30%              20%            56%        63%         148%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,623,684,422.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.71% and 2.11% for years ended December 31, 1999 and 1998, respectively.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                          --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            JUNE 30,         -------------------------------------------------------------------
                                              2003              2002             2001            2000       1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    20.91        $    27.38       $    27.54       $  23.23    $ 17.79       $ 17.04
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.10)(a)         (0.20)(a)        (0.19)(a)      (0.02)     (0.09)(a)     (0.08)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.82             (6.27)            0.04           4.53       5.62          1.15
================================================================================================================================
    Total from investment operations             2.72             (6.47)           (0.15)          4.51       5.53          1.07
================================================================================================================================
Less distributions from net realized
  gains                                            --                --            (0.01)         (0.20)     (0.09)        (0.32)
================================================================================================================================
Net asset value, end of period             $    23.63        $    20.91       $    27.38       $  27.54    $ 23.23       $ 17.79
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                 13.01%           (23.63)%          (0.53)%        19.47%     31.13%         6.34%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $1,622,011        $1,498,499       $1,538,292       $241,157    $55,785       $17,406
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets          2.02%(c)          1.98%            1.95%          1.97%      2.34%(d)      2.39%(d)
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.95)%(c)        (0.82)%          (0.70)%        (0.16)%    (0.42)%       (0.40)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                         13%               30%              20%            56%        63%          148%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,475,652,894.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.36% and 2.76% for years ended December 31, 1999 and 1998, respectively.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                                                     MAY 3, 1999
                                                      SIX MONTHS                                                     (DATE SALES
                                                        ENDED                 YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                       JUNE 30,        --------------------------------------       DECEMBER 31,
                                                         2003            2002           2001           2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  20.91        $  27.38       $  27.54       $  23.23          $21.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.10)(a)       (0.20)(a)      (0.19)(a)      (0.02)          (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        2.81           (6.27)          0.04           4.53            2.31
=================================================================================================================================
    Total from investment operations                       2.71           (6.47)         (0.15)          4.51            2.25
=================================================================================================================================
Less distributions from net realized gains                   --              --          (0.01)         (0.20)          (0.09)
=================================================================================================================================
Net asset value, end of period                         $  23.62        $  20.91       $  27.38       $  27.54          $23.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           12.96%         (23.63)%        (0.53)%        19.47%          10.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $553,285        $518,575       $566,627       $193,863          $7,669
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    2.02%(c)        1.98%          1.95%          1.97%           2.34%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.95)%(c)      (0.82)%        (0.70)%        (0.16)%         (0.42)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   13%             30%            20%            56%             63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $507,958,380.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.36% for the year ended December 31, 1999.
(e)  Annualized
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.84            $ 27.54
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)          (0.05)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.94              (5.65)
============================================================================================
    Total from investment operations                              2.89              (5.70)
============================================================================================
Net asset value, end of period                                  $24.73            $ 21.84
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  13.23%            (20.70)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,524            $ 1,421
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.52%(c)           1.54%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.45)%(c)         (0.37)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          13%                30%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,256,720.
(d)  Annualized
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.95            $ 29.63
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04(a)            0.06(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.98              (7.74)
=============================================================================================
    Total from investment operations                              3.02              (7.68)
=============================================================================================
Net asset value, end of period                                  $24.97            $ 21.95
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  13.76%            (25.92)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,790            $ 1,471
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           0.72%(c)           0.81%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.35%(c)           0.35%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          13%                30%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,507,536.
(d)  Annualized
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                     OFFICERS                                  OFFICE OF THE FUND
Frank S. Bayley                       Robert H. Graham                          11 Greenway Plaza
Bruce L. Crockett                     Chairman and President                    Suite 100
Albert R. Dowden                                                                Houston, TX 77046
Edward K. Dunn Jr.                    Mark H. Williamson
Jack M. Fields                        Executive Vice President                  INVESTMENT ADVISOR
Carl Frischling                                                                 A I M Advisors, Inc.
Robert H. Graham                      Kevin M. Carome                           11 Greenway Plaza
Prema Mathai-Davis                    Senior Vice President                     Suite 100
Lewis F. Pennock                                                                Houston, TX 77046
Ruth H. Quigley                       Gary T. Crum
Louis S. Sklar                        Senior Vice President                     TRANSFER AGENT
Mark H. Williamson                                                              A I M Fund Services, Inc.
                                      Dana R. Sutton                            P.O. Box 4739
                                      Vice President and Treasurer              Houston, TX 77210-4739

                                      Stuart W. Coco                            CUSTODIAN
                                      Vice President                            State Street Bank and Trust Company
                                                                                225 Franklin Street
                                      Melville B. Cox                           Boston, MA 02110
                                      Vice President
                                                                                COUNSEL TO THE FUND
                                      Edgar M. Larsen                           Ballard Spahr
                                      Vice President                            Andrews & Ingersoll, LLP
                                                                                1735 Market Street
                                      Nancy L. Martin                           Philadelphia, PA 19103
                                      Secretary
                                                                                COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


     DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund                    AIM Asia Pacific Growth Fund                         TAXABLE
AIM Balanced Fund*                            AIM Developing Markets Fund
AIM Basic Balanced Fund*                      AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                          AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                            AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                  AIM Global Growth Fund                        AIM Intermediate Government Fund
AIM Charter Fund                              AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                        AIM Global Value Fund(4)                      AIM Money Market Fund
AIM Dent Demographic Trends Fund              AIM International Core Equity Fund            AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)              AIM International Emerging Growth Fund        AIM Total Return Bond Fund
AIM Emerging Growth Fund                      AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                       TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                        SECTOR EQUITY                         AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                                                                AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund                  AIM Global Energy Fund                        AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                       AIM Global Financial Services Fund            AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities I Fund(2)                   AIM Global Health Care Fund
AIM Opportunities II Fund(2)                  AIM Global Science and Technology Fund
AIM Opportunities III Fund(2)                 AIM Global Utilities Fund
AIM Premier Equity Fund                       AIM New Technology Fund
AIM Premier Equity II Fund                    AIM Real Estate Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

*Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.



Mutual   Retirement    Annuities     College      Separately      Offshore     Alternative       Cash
Funds    Products                    Savings      Managed         Products     Investments       Management
                                     Plans        Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--


AIMinvestments.com                                                    BVA-SAR-1

                                   [COVER ART]

                          AIM MID CAP CORE EQUITY FUND

                                  June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

        Aim Mid Cap Core Equity Fund seeks long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                       (AIM INVESTMENTS LOGO APPEARS HERE)
                                --Servicemark--

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

LONG-TERM PERFORMANCE

Average Annual Total Returns Since Inception 6/9/87-6/30/03, excluding sales charges.*

                                [BAR CHART]
CLASS A SHARES                       12.62%
RUSSELL MIDCAP INDEX                 11.29%
S&P 500 INDEX                        10.44%

Source: Lipper, Inc.

*Index returns from 5/31/87

TOTAL NUMBER OF HOLDINGS**              77

TOTAL NET ASSETS             $2.29 billion

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (6/9/87)             12.22%
   10 Years                     12.54
    5 Years                      5.44
    1 Year                      -4.65

CLASS B SHARES
 Inception (4/1/93)             12.06%
  10 Years                      12.58
   5 Years                       5.63
   1 Year                       -4.78

CLASS C SHARES
 Inception (5/3/99)             10.27%
   1 Year                       -0.78

CLASS R SHARES***
  10 Years                      13.02%
   5 Years                       6.52
   1 Year                        0.93

***Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c) (3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees, since 6/30/93. Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                            11.28%

CLASS B SHARES                            10.96

CLASS C SHARES                            10.97

CLASS R SHARES                            11.28

S&P 500 INDEX (Broad Market Index)        11.75

RUSSELL MIDCAP INDEX                      15.47
(Style-Specific Index)

LIPPER MID-CAP CORE FUND INDEX            14.11
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===================================================================================================================================
TOP 10 EQUITY HOLDINGS**                                                       TOP 10 INDUSTRIES**
-----------------------------------------------------------------------------------------------------------------------------------
 1. Computer Associates International, Inc.            2.4%                    1. Electronic Equipment Manufacturers        5.7%

 2. Ceridian Corp.                                     2.3                     2. Industrial Machinery                      5.5

 3. Apogent Technologies Inc.                          2.0                     3. Data Processing & Outsourced Services     4.1

 4. Waters Corp.                                       2.0                     4. Electric Utilities                        3.5

 5. Brunswick Corp.                                    1.9                     5. Oil & Gas Equipment & Services            3.2

 6. Campbell Soup Co.                                  1.8                     6. Aerospace & Defense                       3.0

 7. Dover Corp.                                        1.7                     7. Health Care Equipment                     3.0

 8. Republic Services, Inc.                            1.6                     8. Semiconductors                            2.9

 9. Wisconsin Energy Corp.                             1.6                     9. Pharmaceuticals                           2.8

10. Teva Pharmaceutical Industries Ltd. ADR (Israel)   1.4                    10. Food Retail                               2.4

** Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Mid Cap Core Equity Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell Midcap Index represents the performance of the stocks of domestic mid-capitalization companies.

o The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Mid Cap Core Equity Fund for
ROBERT H.           the six months ended June 30, 2003. Important information
GRAHAM]             such as top holdings and fund performance as of the close
                    of the reporting period appears on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report.

DESPITE ECONOMIC         As always, timely information about your fund and the
SLUGGISHNESS,       markets in general is available at our Web site,
DOMESTIC EQUITY     aiminvestments.com. From our home page, click on Products
MARKETS PERFORMED   and Performance, then Mutual Funds, then AIM Funds, and
WELL, PARTICULARLY  then select the type of information you wish to view.
DURING THE SECOND
HALF OF THE         MARKET CONDITIONS
REPORTING PERIOD.
ROBERT H. GRAHAM    Economic sluggishness continued during the reporting
                    period, particularly in manufacturing. The manufacturing
sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

     In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period. On June 25, it lowered that rate to 1.00%, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

     Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

     All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecommunications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

All share classes of AIM Mid Cap Core Equity Fund produced positive total returns for the six months ended June 30, 2003, with Class A shares, for example, producing total return of 11.28% at net asset value.

     At the close of the reporting period, about one-fourth of the fund's holdings were in the information technology sector, one of the best-performing market sectors. In addition, the mid-cap segment of the market, in which the fund predominantly invests, did well. In today's very low interest rate environment, the fund's positions in cash were a drawback.

     Fund managers David W. Pointer and Ronald S. Sloan sought companies that seemed to them undervalued relative to current or projected earnings and/or the value of the assets owned by the companies.

IN CLOSING

I thank you for your continued participation in AIM Mid Cap Core Equity Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely.

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/03

AIM MID CAP CORE EQUITY FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 6/30/03

Inception (3/15/02)                   -3.83%
  1 Year                               1.57
  6 Months                            11.75*

*Not Annualized

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


A I M Distributors, Inc.       MCCE-INS-2     [AIM INVESTMENT LOGO APPEARS HERE]
                                                       --Servicemark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-80.44%

AEROSPACE & DEFENSE-3.04%

L-3 Communications Holdings, Inc.(a)                590,000   $   25,659,100
----------------------------------------------------------------------------
Northrop Grumman Corp.                              275,000       23,729,750
----------------------------------------------------------------------------
Raytheon Co.                                        615,000       20,196,600
============================================================================
                                                                  69,585,450
============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.89%

V. F. Corp.                                         600,000       20,430,000
============================================================================

APPLICATION SOFTWARE-0.66%

Mercury Interactive Corp.(a)                        390,000       15,057,900
============================================================================

COMMERCIAL PRINTING-1.01%

Valassis Communications, Inc.(a)                    900,000       23,148,000
============================================================================

COMMODITY CHEMICALS-0.96%

Lyondell Chemical Co.                             1,620,000       21,918,600
============================================================================

COMMUNICATIONS EQUIPMENT-1.35%

Scientific-Atlanta, Inc.                          1,300,000       30,992,000
============================================================================

COMPUTER & ELECTRONICS RETAIL-1.04%

Best Buy Co., Inc.(a)                               540,000       23,716,800
============================================================================

COMPUTER HARDWARE-0.98%

Diebold, Inc.                                       520,000       22,490,000
============================================================================

CONSTRUCTION MATERIALS-0.61%

Martin Marietta Materials, Inc.                     415,000       13,948,150
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.11%

Affiliated Computer Services, Inc.-Class A(a)       335,000       15,319,550
----------------------------------------------------------------------------
Ceridian Corp.(a)                                 3,065,000       52,013,050
----------------------------------------------------------------------------
Certegy Inc.(a)                                     960,400       26,651,100
============================================================================
                                                                  93,983,700
============================================================================

DIVERSIFIED CHEMICALS-0.89%

Engelhard Corp.                                     825,000       20,435,250
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.47%

Viad Corp.                                          475,600       10,648,684
============================================================================

ELECTRIC UTILITIES-3.49%

FPL Group, Inc.                                     300,000       20,055,000
----------------------------------------------------------------------------
TECO Energy, Inc.                                 1,900,000       22,781,000
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Wisconsin Energy Corp.                            1,280,000   $   37,120,000
============================================================================
                                                                  79,956,000
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.91%

Rockwell Automation, Inc.                           870,000       20,740,800
============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-5.68%

Amphenol Corp.-Class A(a)                           430,000       20,132,600
----------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                775,000       28,403,750
----------------------------------------------------------------------------
Roper Industries, Inc.                              580,000       21,576,000
----------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   1,140,000       15,048,000
----------------------------------------------------------------------------
Waters Corp.(a)                                   1,540,000       44,860,200
============================================================================
                                                                 130,020,550
============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.76%

Molex Inc.-Class A                                  748,125       17,340,789
============================================================================

ENVIRONMENTAL SERVICES-1.63%

Republic Services, Inc.(a)                        1,644,600       37,283,082
============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.42%

Scotts Co. (The)-Class A(a)                         192,700        9,538,650
============================================================================

FOOD RETAIL-2.40%

Kroger Co. (The)(a)                               1,860,000       31,024,800
----------------------------------------------------------------------------
Safeway Inc.(a)                                   1,170,000       23,938,200
============================================================================
                                                                  54,963,000
============================================================================

FOOTWEAR-1.23%

NIKE, Inc.-Class B                                  527,900       28,237,371
============================================================================

FOREST PRODUCTS-0.84%

Louisiana-Pacific Corp.(a)                        1,787,100       19,282,809
============================================================================

GENERAL MERCHANDISE STORES-0.97%

Family Dollar Stores, Inc.                          582,000       22,203,300
============================================================================

HEALTH CARE EQUIPMENT-3.02%

Apogent Technologies Inc.(a)                      2,245,000       44,900,000
----------------------------------------------------------------------------
Bard (C.R.), Inc.                                   290,000       20,679,900
----------------------------------------------------------------------------
Beckman Coulter, Inc.                                87,000        3,535,680
============================================================================
                                                                  69,115,580
============================================================================

HEALTH CARE SERVICES-1.07%

IMS Health Inc.                                   1,360,000       24,466,400
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

HEALTH CARE SUPPLIES-1.05%

Millipore Corp.(a)                                  542,000   $   24,048,540
============================================================================

HOME FURNISHINGS-1.21%

Mohawk Industries, Inc.(a)                          500,000       27,765,000
============================================================================

HOUSEHOLD APPLIANCES-1.02%

Whirlpool Corp.                                     365,000       23,250,500
============================================================================

HOUSEHOLD PRODUCTS-1.06%

Dial Corp. (The)                                  1,252,100       24,353,345
============================================================================

HOUSEWARES & SPECIALTIES-1.31%

Newell Rubbermaid Inc.                            1,070,000       29,960,000
============================================================================

INDUSTRIAL MACHINERY-5.54%

Dover Corp.                                       1,278,600       38,306,856
----------------------------------------------------------------------------
ITT Industries, Inc.                                325,000       21,274,500
----------------------------------------------------------------------------
Kennametal Inc.                                     370,000       12,520,800
----------------------------------------------------------------------------
Pall Corp.                                          143,550        3,229,875
----------------------------------------------------------------------------
Pentair, Inc.                                       500,000       19,530,000
----------------------------------------------------------------------------
SPX Corp.(a)                                        724,000       31,899,440
============================================================================
                                                                 126,761,471
============================================================================

LEISURE PRODUCTS-1.91%

Brunswick Corp.                                   1,750,000       43,785,000
============================================================================

METAL & GLASS CONTAINERS-1.06%

Pactiv Corp.(a)                                   1,230,000       24,243,300
============================================================================

OFFICE SERVICES & SUPPLIES-1.23%

Herman Miller, Inc.                               1,390,000       28,091,900
============================================================================

OIL & GAS DRILLING-0.73%

Noble Corp. (Cayman Islands)(a)                     490,000       16,807,000
============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.19%

BJ Services Co.(a)                                  520,000       19,427,200
----------------------------------------------------------------------------
Cooper Cameron Corp.(a)                             335,000       16,877,300
----------------------------------------------------------------------------
Smith International, Inc.(a)                        500,000       18,370,000
----------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)         440,000       18,436,000
============================================================================
                                                                  73,110,500
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.69%

Devon Energy Corp.                                  380,880       20,338,992
----------------------------------------------------------------------------
Pioneer Natural Resources Co.(a)                    700,000       18,270,000
============================================================================
                                                                  38,608,992
============================================================================

OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-0.83%

Valero Energy Corp.                                 525,000       19,073,250
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-1.32%

Principal Financial Group, Inc.                     940,000   $   30,315,000
============================================================================

PACKAGED FOODS & MEATS-1.82%

Campbell Soup Co.                                 1,700,000       41,650,000
============================================================================

PHARMACEUTICALS-2.76%

Biovail Corp. (Canada)(a)                           650,000       30,589,000
----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          572,000       32,563,960
============================================================================
                                                                  63,152,960
============================================================================

PROPERTY & CASUALTY INSURANCE-1.21%

ACE Ltd. (Cayman Islands)                           805,000       27,603,450
============================================================================

PUBLISHING-0.57%

Lee Enterprises, Inc.                               344,900       12,944,097
============================================================================

RAILROADS-0.44%

Norfolk Southern Corp.                              530,000       10,176,000
============================================================================

REGIONAL BANKS-1.58%

Marshall & Ilsley Corp.                             450,000       13,761,000
----------------------------------------------------------------------------
TCF Financial Corp.                                 560,000       22,310,400
============================================================================
                                                                  36,071,400
============================================================================

RESTAURANTS-1.90%

Jack in the Box Inc.(a)                           1,020,000       22,746,000
----------------------------------------------------------------------------
Outback Steakhouse, Inc.                            530,000       20,670,000
============================================================================
                                                                  43,416,000
============================================================================

SEMICONDUCTOR EQUIPMENT-1.05%

Novellus Systems, Inc.(a)                           657,800       24,089,294
============================================================================

SEMICONDUCTORS-2.88%

Integrated Circuit Systems, Inc.(a)                 780,000       24,515,400
----------------------------------------------------------------------------
Microchip Technology Inc.                           892,500       21,982,275
----------------------------------------------------------------------------
Xilinx, Inc.(a)                                     770,000       19,488,700
============================================================================
                                                                  65,986,375
============================================================================

SPECIALTY CHEMICALS-1.38%

International Flavors & Fragrances Inc.             990,000       31,610,700
============================================================================

SYSTEMS SOFTWARE-2.36%

Computer Associates International, Inc.           2,427,500       54,084,700
============================================================================

THRIFTS & MORTGAGE FINANCE-0.91%

MGIC Investment Corp.                               444,300       20,722,152
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,654,455,098)                          1,841,183,791
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

MONEY MARKET FUNDS-18.34%

STIC Liquid Assets Portfolio(b)                 209,948,083   $  209,948,083
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                         209,948,084      209,948,084
============================================================================
    Total Money Market Funds (Cost
      $419,896,167)                                              419,896,167
============================================================================
TOTAL INVESTMENTS-98.78% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $2,074,351,265)                2,261,079,958
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.05%

STIC Liquid Assets Portfolio(b)(c)               80,628,228   $   80,628,228
----------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                       80,628,228       80,628,228
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $161,256,456)                                        161,256,456
============================================================================
TOTAL INVESTMENTS-105.83% (Cost
  $2,235,607,721)                                              2,422,336,414
============================================================================
OTHER ASSETS LESS LIABILITIES-(5.83%)                           (133,368,867)
============================================================================
NET ASSETS-100.00%                                            $2,288,967,547
____________________________________________________________________________
============================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,235,607,721)*                            $2,422,336,414
------------------------------------------------------------
Receivables for:
  Investments sold                                47,986,701
------------------------------------------------------------
  Fund shares sold                                18,027,388
------------------------------------------------------------
  Dividends                                        1,222,988
------------------------------------------------------------
Investment for deferred compensation plan              8,511
------------------------------------------------------------
Other assets                                          77,215
============================================================
    Total assets                               2,489,659,217
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           31,710,664
------------------------------------------------------------
  Fund shares reacquired                           4,238,415
------------------------------------------------------------
  Deferred compensation plan                           8,511
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       161,256,456
------------------------------------------------------------
Accrued distribution fees                          2,135,043
------------------------------------------------------------
Accrued transfer agent fees                        1,227,931
------------------------------------------------------------
Accrued operating expenses                           114,650
============================================================
    Total liabilities                            200,691,670
============================================================
Net assets applicable to shares outstanding   $2,288,967,547
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,160,223,603
------------------------------------------------------------
Undistributed net investment income (loss)        (6,866,540)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (51,118,209)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     186,728,693
============================================================
                                              $2,288,967,547
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,474,648,512
____________________________________________________________
============================================================
Class B                                       $  572,600,327
____________________________________________________________
============================================================
Class C                                       $  216,410,179
____________________________________________________________
============================================================
Class R                                       $   13,875,925
____________________________________________________________
============================================================
Institutional Class                           $   11,432,604
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           62,562,795
____________________________________________________________
============================================================
Class B                                           26,560,090
____________________________________________________________
============================================================
Class C                                           10,049,088
____________________________________________________________
============================================================
Class R                                              588,815
____________________________________________________________
============================================================
Institutional Class                                  481,061
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        23.57
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $23.57 divided by
      94.50%)                                 $        24.94
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        21.56
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        21.54
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        23.57
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        23.77
____________________________________________________________
============================================================

* At June 30, 2003, securities with an aggregate market value of $157,256,126 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $15,158)         $  6,812,256
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     2,028,225
--------------------------------------------------------------------------
Security lending income                                            116,025
==========================================================================
    Total investment income                                      8,956,506
==========================================================================

EXPENSES:

Advisory fees                                                    6,500,904
--------------------------------------------------------------------------
Administrative services fees                                       216,799
--------------------------------------------------------------------------
Custodian fees                                                      78,914
--------------------------------------------------------------------------
Distribution fees -- Class A                                     2,075,661
--------------------------------------------------------------------------
Distribution fees -- Class B                                     2,532,967
--------------------------------------------------------------------------
Distribution fees -- Class C                                       889,182
--------------------------------------------------------------------------
Distribution fees -- Class R                                        18,173
--------------------------------------------------------------------------
Transfer agent fees                                              3,141,905
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             401
--------------------------------------------------------------------------
Trustees' fees                                                      10,580
--------------------------------------------------------------------------
Other                                                              395,299
==========================================================================
    Total expenses                                              15,860,785
==========================================================================
Less: Fees waived and expenses paid indirectly                     (55,881)
==========================================================================
    Net expenses                                                15,804,904
==========================================================================
Net investment income (loss)                                    (6,848,398)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (27,833,108)
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   253,039,591
==========================================================================
Net gain from investment securities                            225,206,483
==========================================================================
Net increase in net assets resulting from operations          $218,358,085
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (6,848,398)   $   (9,262,240)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (27,833,108)      (22,288,653)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        253,039,591      (166,482,913)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  218,358,085      (198,033,806)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --        (1,222,471)
----------------------------------------------------------------------------------------------
  Class B                                                                 --          (638,804)
----------------------------------------------------------------------------------------------
  Class C                                                                 --          (201,407)
----------------------------------------------------------------------------------------------
  Class R                                                                 --            (2,622)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            (5,457)
==============================================================================================
    Decrease in net assets resulting from distributions                   --        (2,070,761)
==============================================================================================
Share transactions-net:
  Class A                                                        261,373,320       695,280,419
----------------------------------------------------------------------------------------------
  Class B                                                         17,239,493       234,195,517
----------------------------------------------------------------------------------------------
  Class C                                                         34,386,526       112,522,467
----------------------------------------------------------------------------------------------
  Class R                                                         10,090,479         2,780,637
----------------------------------------------------------------------------------------------
  Institutional Class                                              5,590,610         5,267,651
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                328,680,428     1,050,046,691
==============================================================================================
    Net increase in net assets                                   547,038,513       849,942,124
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,741,929,034       891,986,910
==============================================================================================
  End of period                                               $2,288,967,547    $1,741,929,034
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2003, AIM waived fees of $34,428.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $216,799 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $1,127,052 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B, Class C and Class R shares paid $2,075,661, $2,532,967, $889,182 and $18,173, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $282,177 in front-end sales commissions from the sale of Class A shares $5,928, $101, $26,966 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $3,110 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $21,453 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $21,453.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under either the interfund lending facility or borrow under the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $157,256,126 were on loan to brokers. The loans were secured by cash collateral of $161,256,456 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $116,025 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                           CAPITAL LOSS
EXPIRATION                                 CARRYFORWARD
-------------------------------------------------------
December 31, 2010                          $20,731,654
_______________________________________________________
=======================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $542,567,165 and $350,558,034 respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $227,783,327
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (41,054,634)
===========================================================
Net unrealized appreciation of investment
  securities                                   $186,728,693
___________________________________________________________
===========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                 DECEMBER 31, 2002
                                                              ---------------------------    -----------------------------
                                                                SHARES         AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     18,990,976    $ 411,741,144     41,067,783    $  939,876,985
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,870,211       95,884,206     17,990,585       384,974,124
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,783,018       55,087,738      6,877,437       145,718,898
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       514,899       11,306,822        140,266         2,963,401
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                          324,128        7,121,808        263,499         6,068,412
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --               --         55,181         1,164,373
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --         31,286           606,185
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --          9,824           190,001
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            --               --            124             2,622
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               --               --            257             5,457
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        845,976       18,234,477      1,600,496        36,525,348
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (923,631)     (18,234,477)    (1,736,124)      (36,525,348)
==========================================================================================================================
Reacquired:
  Class A                                                     (7,939,062)    (168,602,301)   (12,610,500)     (282,286,287)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,130,827)     (60,410,236)    (5,692,653)     (114,859,444)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,054,873)     (20,701,212)    (1,660,523)      (33,386,432)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       (57,627)      (1,216,343)        (8,847)         (185,386)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                          (69,508)      (1,531,198)       (37,315)         (806,218)
==========================================================================================================================
                                                              15,153,680    $ 328,680,428     46,290,776    $1,050,046,691
__________________________________________________________________________________________________________________________
==========================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED DECEMBER 31,
                                           JUNE 30,      ---------------------------------------------------------------------
                                             2003           2002            2001          2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    21.17     $    23.85       $  24.04      $  23.48       $  18.97       $  21.01
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.05)(a)      (0.09)(a)      (0.05)(a)      0.10(a)       (0.01)(a)      (0.24)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    2.45          (2.56)          0.18          4.10           6.88          (0.81)
==============================================================================================================================
    Total from investment operations            2.40          (2.65)          0.13          4.20           6.87          (1.05)
==============================================================================================================================
Less distributions:
  Dividends from net investment income            --             --          (0.02)           --             --             --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --          (0.03)         (0.30)        (3.64)         (2.36)         (0.99)
==============================================================================================================================
    Total distributions                           --          (0.03)         (0.32)        (3.64)         (2.36)         (0.99)
==============================================================================================================================
Net asset value, end of period            $    23.57     $    21.17       $  23.85      $  24.04       $  23.48       $  18.97
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                11.34%        (11.13)%         0.56%        18.76%         37.13%         (4.71)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,474,649     $1,072,673       $490,118      $259,803       $178,550       $180,258
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets         1.45%(c)       1.43%          1.39%         1.37%          1.46%          1.56%(d)
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.50)%(c)     (0.40)%        (0.22)%        0.38%         (0.07)%        (1.09)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                        22%            38%            68%           72%            90%           168%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,195,921,365.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.57%.
(e)  Not annualized for period less than one year.


                                                                                 CLASS B
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          JUNE 30,         --------------------------------------------------------------------
                                            2003             2002           2001           2000           1999           1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  19.43        $  22.03       $  22.36       $  22.21       $  18.16       $  20.31
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.11)(a)       (0.22)(a)      (0.19)(a)      (0.07)(a)      (0.14)(a)      (0.38)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   2.24           (2.35)          0.16           3.86           6.55          (0.78)
===============================================================================================================================
    Total from investment operations           2.13           (2.57)         (0.03)          3.79           6.41          (1.16)
===============================================================================================================================
Less distributions from net realized
  gains                                          --           (0.03)         (0.30)         (3.64)         (2.36)         (0.99)
===============================================================================================================================
Net asset value, end of period             $  21.56        $  19.43       $  22.03       $  22.36       $  22.21       $  18.16
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                               10.96%         (11.69)%        (0.10)%        17.98%         36.25%         (5.41)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $572,600        $500,166       $333,783       $210,608       $151,392       $165,447
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets        2.10%(c)        2.08%          2.05%          2.02%          2.11%          2.21%(d)
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.15)%(c)      (1.05)%        (0.87)%        (0.27)%        (0.72)%        (1.74)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                       22%             38%            68%            72%            90%           168%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $510,791,661.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.22%.
(e)  Not annualized for period less than one year.


                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                                                                                    MAY 3, 1999
                                                        SIX MONTHS                                                  (DATE SALES
                                                          ENDED                YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                        JUNE 30,         ------------------------------------       DECEMBER 31,
                                                          2003             2002          2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  19.41        $  22.00       $ 22.33       $ 22.19          $19.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.11)(a)       (0.22)(a)     (0.19)(a)     (0.07)(a)       (0.10)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.24           (2.34)         0.16          3.85            5.63
=================================================================================================================================
    Total from investment operations                         2.13           (2.56)        (0.03)         3.78            5.53
=================================================================================================================================
Less distributions from net realized gains                     --           (0.03)        (0.30)        (3.64)          (2.36)
=================================================================================================================================
Net asset value, end of period                           $  21.54        $  19.41       $ 22.00       $ 22.33          $22.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             10.97%         (11.66)%       (0.10)%       17.95%          29.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $216,410        $161,487       $68,085       $19,466          $1,564
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      2.10%(c)        2.08%         2.05%         2.02%           2.11%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (1.15)%(c)      (1.05)%       (0.87)%       (0.27)%         (0.72)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     22%             38%           68%           72%             90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $179,310,248.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 21.18            $ 24.54
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)          (0.07)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.46              (3.26)
============================================================================================
    Total from investment operations                              2.39              (3.33)
============================================================================================
Less distributions from net realized gains                          --              (0.03)
============================================================================================
Net asset value, end of period                                 $ 23.57            $ 21.18
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  11.28%            (13.59)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $13,876            $ 2,786
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.60%(c)           1.58%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.65)%(c)         (0.55)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          22%                38%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $7,329,524.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                          CLASS I
                                                              -------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 21.27            $ 25.03
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02(a)            0.04(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.48              (3.77)
=============================================================================================
    Total from investment operations                              2.50              (3.73)
=============================================================================================
Less distributions from net realized gains                          --              (0.03)
=============================================================================================
Net asset value, end of period                                 $ 23.77            $ 21.27
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  11.75%            (14.92)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,433            $ 4,817
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           0.77%(c)           0.82%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.18%(c)           0.21%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          22%                38%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,117,683.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Frank S. Bayley           Robert H. Graham
                          Chairman and President            11 Greenway Plaza
Bruce L. Crockett                                           Suite 100
                          Mark H. Williamson                Houston, TX 77046
Albert R. Dowden          Executive Vice President
                                                            INVESTMENT ADVISOR
Edward K. Dunn Jr.        Kevin M. Carome
                          Senior Vice President             A I M Advisors, Inc.
Jack M. Fields                                              11 Greenway Plaza
                          Gary T. Crum                      Suite 100
Carl Frischling           Senior Vice President             Houston, TX 77046

Robert H. Graham          Dana R. Sutton                    TRANSFER AGENT
                          Vice President and Treasurer
Prema Mathai-Davis                                          A I M Fund Services, Inc.
                          Stuart W. Coco                    P.O. Box 4739
Lewis F. Pennock          Vice President                    Houston, TX 77210-4739

Ruth H. Quigley           Melville B. Cox                   CUSTODIAN
                          Vice President
Louis S. Sklar                                              State Street Bank and Trust Company
                          Edgar M. Larsen                   225 Franklin Street
Mark H. Williamson        Vice President                    Boston, MA 02110

                          Nancy L. Martin                   COUNSEL TO THE FUND
                          Secretary
                                                            Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                                                            1735 Market Street
                                                            Philadelphia, PA 19103

                                                            COUNSEL TO THE TRUSTEES

                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR

                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

DOMESTIC EQUITY                                 INTERNATIONAL/GLOBAL EQUITY                     FIXED INCOME

AIM Aggressive Growth Fund AIM Balanced Fund*   AIM Asia Pacific Growth Fund                       TAXABLE
AIM Basic Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Value Fund                            AIM European Growth Fund                  AIM Floating Rate Fund
AIM Blue Chip Fund                              AIM European Small Company Fund           AIM High Yield Fund
AIM Capital Development Fund                    AIM Global Aggressive Growth Fund         AIM Income Fund
AIM Charter Fund                                AIM Global Growth Fund                    AIM Intermediate Government Fund
AIM Constellation Fund                          AIM Global Trends Fund                    AIM Limited Maturity Treasury Fund(5,6)
AIM Dent Demographic Trends Fund                AIM Global Value Fund(4)                  AIM Money Market Fund
AIM Diversified Dividend Fund(1)                AIM International Core Equity Fund        AIM Short-Term Bond Fund
AIM Emerging Growth Fund                        AIM International Emerging Growth Fund    AIM Total Return Bond Fund
AIM Large Cap Basic Value Fund                  AIM International Growth Fund
AIM Large Cap Growth Fund                                                                           TAX-FREE
AIM Libra Fund                                            SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund                    AIM Global Energy Fund                    AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                         AIM Global Financial Services Fund        AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund(2)                     AIM Global Health Care Fund               AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities II Fund(2)                    AIM Global Science and Technology Fund
AIM Opportunities III Fund(2)                   AIM Global Utilities Fund
AIM Premier Equity Fund                         AIM New Technology Fund
AIM Premier Equity II Fund                      AIM Real Estate Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund


*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

     For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds --Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.


Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative   Cash
Funds    Products                 Savings   Managed      Products   Investments   Management
                                  Plans     Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--


AIMinvestments.com                                              MCCE-SAR-1

                                  [COVER ART]

                           AIM SMALL CAP GROWTH FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

          AIM Small Cap Growth Fund seeks long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                       [AIM INVESTMENT LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

LONG-TERM PERFORMANCE
Average Annual Total Returns Since Inception
10/18/95-6/30/03, excluding sales charges.*

                                             [BAR CHART]

CLASS A SHARES                                  11.38%
RUSSELL 2000 GROWTH INDEX                        1.71%
S&P 500 INDEX                                    8.68%

*Index returns from 10/31/95.

TOTAL NUMBER OF HOLDINGS**                        227
TOTAL NET ASSETS                         $1.4 BILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (10/18/95)                           10.54%
   5 Years                                       6.01
   1 Year                                       -5.93

CLASS B SHARES
 Inception (10/18/95)                           10.58%
   5 Years                                       6.12
   1 Year                                       -6.21

CLASS C SHARES
 Inception (5/3/99)                              3.45%
   1 Year                                       -2.31

CLASS R SHARES***
 Inception                                      11.17%
   5 Years                                       7.01
   1 Year                                       -0.79

***Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 10/18/95.) Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                                      15.96%

CLASS B SHARES                                      15.55

CLASS C SHARES                                      15.50

CLASS R SHARES                                      15.84

S&P 500 Index (Broad Market Index)                  11.75

RUSSELL 2000--Registered Trademark-- GROWTH INDEX   19.33
 (Style-Specific Index)

LIPPER SMALL-CAP GROWTH FUND INDEX                  18.75
 (Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE

================================================================================

==================================================================================================
TOP 10 EQUITY HOLDINGS**                             TOP 10 INDUSTRIES**
--------------------------------------------------------------------------------------------------
 1. Macromedia, Inc.                      0.8%        1. Semiconductors                      5.7%

 2. P.F. Changs China Bistro, Inc.        0.8         2. Health Care Equipment               5.1

 3. Integrated Circuit Systems, Inc.      0.7         3. Biotechnology                       3.9

 4. Getty Images, Inc.                    0.7         4. Application Software                3.9

 5. Applied Films Corp.                   0.7         5. Oil & Gas Equipment & Services      3.8

 6. Corporate Executive Board Co.(The)    0.7         6. Diversified Commercial Services     3.5

 7. Cal Dive International, Inc.          0.7         7. Apparel Retail                      3.4

 8. Wilson Greatbatch Technologies, Inc.  0.7         8. Electronic Equipment Manufacturers  3.3

 9. Varian Inc.                           0.7         9. Health Care Services                2.9

10. 99 Cents Only Stores                  0.7        10. Restaurants                         2.7

**Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o The fund was closed to most investors on March 18, 2002. For information on who may continue to invest in the fund, please contact your financial advisor.

o AIM Small Cap Growth Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o A significant portion of the fund's returns during certain periods was attributable to its investments in initial public offerings (IPO)s. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell 2000--Registered Trademark-- Growth Index is a subset of the unmanaged Russell 2000--Registered Trademark-- Index, which represents the performance of the stocks of small-capitalization companies; the Growth subset measures the performance of Russell 2000 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Lipper Small-Cap Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Small Cap Growth Fund for the
ROBERT H.           six months ended June 30, 2003. Important information such
GRAHAM]             as top holdings and fund performance as of the close of the reporting period appear on the opposite page. This letter
                    will provide an overview of the markets and your fund
                    during the six months covered by this report.
DESPITE ECONOMIC
SLUGGISHNESS,           As always, timely information about your fund and the
DOMESTIC EQUITY     markets in general is available at our Web site,
MARKETS PERFORMED   aiminvestments.com. From our home page, click on Products &
WELL, PARTICULARLY  Performance, then Mutual Funds, then AIM Funds, and then
DURING THE SECOND   select the type of information you wish to view.
HALF OF THE
REPORTING PERIOD.   MARKET CONDITIONS
ROBERT H. GRAHAM
                    Economic sluggishness continued during the reporting period, particularly in manufac-turing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period. On June 25, it lowered that rate to 1.00%, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.


    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecommunications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

All share classes of AIM Small Cap Growth Fund produced positive total returns for the six months ended June 30, 2003, with Class A shares, for example, producing a total return of 15.96% at net asset value.

    Members of your fund's management team, led by Ryan E. Crane, seek the stocks of companies with strong earnings momentum or companies they believe have other potential for capital growth. Exposure to the information technology sector was helpful during this reporting period, as that sector was the best-performing one in the S&P 500. About one-third of the portfolio was in the information technology sector as the reporting period closed, a higher proportion than when the reporting period opened.

    In addition, the small-cap segment of the market did well during the reporting period. As the reporting period closed, the fund had 227 holdings, with 88% of its net assets in the small-cap segment of the stock market as defined by Lipper, Inc.

IN CLOSING

I thank you for your continued participation in AIM Small Cap Growth Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/03

AIM SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 6/30/03

Inception (3/15/02)                     -9.79%
  1 Year                                -0.05
  6 Months                              16.24*

*Not Annualized

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


A I M Distributors, Inc.       SCG-INS-2     [AIM INVESTMENTS LOGO APPEARS HERE]
                                                      --Servicemark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-87.36%

AEROSPACE & DEFENSE-1.23%

Aeroflex Inc.(a)                                   560,100   $    4,335,174
---------------------------------------------------------------------------
Alliant Techsystems Inc.(a)                         76,900        3,991,879
---------------------------------------------------------------------------
Engineered Support Systems, Inc.                   132,100        5,528,385
---------------------------------------------------------------------------
Veridian Corp.(a)                                  100,000        3,489,000
===========================================================================
                                                                 17,344,438
===========================================================================

AIRLINES-0.25%

Frontier Airlines, Inc.(a)                         385,100        3,496,708
===========================================================================

APPAREL RETAIL-3.40%

Chico's FAS, Inc.(a)                               407,400        8,575,770
---------------------------------------------------------------------------
Christopher & Banks Corp.(a)                       163,900        6,062,661
---------------------------------------------------------------------------
Gymboree Corp. (The)(a)                            305,500        5,126,290
---------------------------------------------------------------------------
Hot Topic, Inc.(a)                                 304,200        8,186,022
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)             343,400        8,272,506
---------------------------------------------------------------------------
Too Inc.(a)                                        225,000        4,556,250
---------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                          196,300        7,047,170
===========================================================================
                                                                 47,826,669
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.63%

Fossil, Inc.(a)                                    187,400        4,415,144
---------------------------------------------------------------------------
Quicksilver, Inc.(a)                               267,600        4,412,724
===========================================================================
                                                                  8,827,868
===========================================================================

APPLICATION SOFTWARE-3.91%

Autodesk, Inc.                                     273,100        4,413,296
---------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)              250,000        5,487,500
---------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           218,800        5,907,600
---------------------------------------------------------------------------
Documentum, Inc.(a)                                462,400        9,095,408
---------------------------------------------------------------------------
EPIQ Systems, Inc.(a)                              150,000        2,575,500
---------------------------------------------------------------------------
FactSet Research Systems Inc.                      175,900        7,748,395
---------------------------------------------------------------------------
Kronos Inc.(a)                                     109,100        5,543,371
---------------------------------------------------------------------------
Macromedia, Inc.(a)                                525,000       11,046,000
---------------------------------------------------------------------------
Magma Design Automation, Inc.(a)                   185,000        3,172,750
===========================================================================
                                                                 54,989,820
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.72%

Affiliated Managers Group, Inc.(a)                 100,000        6,095,000
---------------------------------------------------------------------------
Investors Financial Services Corp.                 137,400        3,985,974
===========================================================================
                                                                 10,080,974
===========================================================================

BIOTECHNOLOGY-3.91%

Affymetrix, Inc.(a)                                244,400        4,817,124
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
BIOTECHNOLOGY-(CONTINUED)

Albany Molecular Research, Inc.(a)                 253,200   $    3,823,320
---------------------------------------------------------------------------
Cephalon, Inc.(a)                                   72,799        2,996,407
---------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                          207,400        6,674,132
---------------------------------------------------------------------------
Connectics Corp.(a)                                306,200        4,583,814
---------------------------------------------------------------------------
Digene Corp.(a)                                    267,600        7,286,748
---------------------------------------------------------------------------
Genencor International Inc.(a)                     238,800        3,933,036
---------------------------------------------------------------------------
Gen-Probe Inc.(a)                                  125,000        5,108,750
---------------------------------------------------------------------------
Invitrogen Corp.(a)                                158,000        6,062,460
---------------------------------------------------------------------------
Martek Biosciences Corp.(a)                         85,000        3,649,900
---------------------------------------------------------------------------
Techne Corp.(a)                                    200,000        6,068,000
===========================================================================
                                                                 55,003,691
===========================================================================

BROADCASTING & CABLE TV-2.12%

Cox Radio, Inc.-Class A(a)                         152,800        3,531,208
---------------------------------------------------------------------------
Entercom Communications Corp.(a)                    61,500        3,014,115
---------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)        495,800        5,627,330
---------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                         251,000        4,482,860
---------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                         296,600        5,270,582
---------------------------------------------------------------------------
TiVo Inc.(a)                                       650,000        7,917,000
===========================================================================
                                                                 29,843,095
===========================================================================

BUILDING PRODUCTS-0.37%

Trex Co., Inc.(a)                                  131,200        5,149,600
===========================================================================

CASINOS & GAMING-2.11%

Alliance Gaming Corp.(a)                           350,000        6,618,500
---------------------------------------------------------------------------
Mandalay Resort Group                              142,800        4,548,180
---------------------------------------------------------------------------
Penn National Gaming, Inc.(a)                      250,000        5,137,500
---------------------------------------------------------------------------
Shuffle Master, Inc.(a)                            243,700        7,162,343
---------------------------------------------------------------------------
Station Casinos, Inc.(a)                           246,300        6,219,075
===========================================================================
                                                                 29,685,598
===========================================================================

CATALOG RETAIL-0.60%

Insight Enterprises, Inc.(a)                       374,800        3,770,488
---------------------------------------------------------------------------
J. Jill Group Inc.(a)                              275,000        4,631,000
===========================================================================
                                                                  8,401,488
===========================================================================

COMMODITY CHEMICALS-0.25%

Spartech Corp.                                     168,100        3,565,401
===========================================================================

COMMUNICATIONS EQUIPMENT-2.69%

Anaren, Inc.(a)                                    249,400        2,336,878
---------------------------------------------------------------------------
Avocent Corp.(a)                                   254,100        7,605,213
---------------------------------------------------------------------------
McDATA Corp.-Class A(a)                            525,000        7,701,750
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

NetScreen Technologies, Inc.(a)                    290,100   $    6,541,755
---------------------------------------------------------------------------
SafeNet, Inc.(a)                                   240,000        6,715,200
---------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 195,400        6,950,378
===========================================================================
                                                                 37,851,174
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.32%

GameStop Corp.(a)                                  350,000        4,522,000
===========================================================================

COMPUTER HARDWARE-0.88%

Cray, Inc.(a)                                      388,100        3,065,990
---------------------------------------------------------------------------
Neoware Systems, Inc.(a)                           250,000        3,835,000
---------------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                          515,600        5,516,920
===========================================================================
                                                                 12,417,910
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.84%

Applied Films Corp.(a)                             392,500       10,157,900
---------------------------------------------------------------------------
Hutchinson Technology Inc.(a)                      100,000        3,289,000
---------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)                                      436,700        4,860,471
---------------------------------------------------------------------------
SanDisk Corp.(a)                                   187,400        7,561,590
===========================================================================
                                                                 25,868,961
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.24%

AGCO Corp.(a)                                      200,000        3,416,000
===========================================================================

CONSUMER ELECTRONICS-0.35%

Harman International Industries, Inc.               62,100        4,914,594
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.53%

Alliance Data Systems Corp.(a)                     156,300        3,657,420
---------------------------------------------------------------------------
eSpeed, Inc.-Class A(a)                            275,000        5,434,000
---------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                         510,200        5,515,262
---------------------------------------------------------------------------
Iron Mountain Inc.(a)                              184,500        6,843,105
===========================================================================
                                                                 21,449,787
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.48%

Career Education Corp.(a)                           60,000        4,105,200
---------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                       135,900        6,600,663
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             246,900       10,006,857
---------------------------------------------------------------------------
Education Management Corp.(a)                      130,900        6,961,262
---------------------------------------------------------------------------
FTI Consulting, Inc.(a)                            175,650        4,385,980
---------------------------------------------------------------------------
Kroll Inc.(a)                                      191,600        5,184,696
---------------------------------------------------------------------------
NCO Group, Inc.(a)                                 218,700        3,916,917
---------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                   150,000        3,426,000
---------------------------------------------------------------------------
Tetra Tech, Inc.                                   250,000        4,282,500
===========================================================================
                                                                 48,870,075
===========================================================================

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-0.58%

II-VI Inc.(a)                                      214,200   $    4,943,736
---------------------------------------------------------------------------
Power-One, Inc.(a)                                 443,600        3,171,740
===========================================================================
                                                                  8,115,476
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.27%

Daktronics, Inc.(a)                                250,000        4,087,500
---------------------------------------------------------------------------
FLIR Systems, Inc.(a)                              265,400        8,001,810
---------------------------------------------------------------------------
Keithley Instruments, Inc.                         299,800        4,332,110
---------------------------------------------------------------------------
National Instruments Corp.(a)                      234,200        8,848,076
---------------------------------------------------------------------------
ScanSource, Inc.(a)                                190,200        5,087,850
---------------------------------------------------------------------------
Tektronix, Inc.(a)                                 273,600        5,909,760
---------------------------------------------------------------------------
Varian Inc.(a)                                     279,900        9,704,133
===========================================================================
                                                                 45,971,239
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-1.24%

KEMET Corp.(a)                                     275,500        2,782,550
---------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                           279,900        7,733,637
---------------------------------------------------------------------------
Trimble Navigation Ltd.(a)                         300,000        6,879,000
===========================================================================
                                                                 17,395,187
===========================================================================

ENVIRONMENTAL SERVICES-1.07%

Stericycle, Inc.(a)                                216,500        8,330,920
---------------------------------------------------------------------------
Waste Connections, Inc.(a)                         192,900        6,761,145
===========================================================================
                                                                 15,092,065
===========================================================================

FOOD DISTRIBUTORS-1.25%

Performance Food Group Co.(a)                      223,600        8,273,200
---------------------------------------------------------------------------
United Natural Foods, Inc.(a)                      330,000        9,286,200
===========================================================================
                                                                 17,559,400
===========================================================================

FOOD RETAIL-0.33%

Whole Foods Market, Inc.(a)                         98,600        4,686,458
===========================================================================

GENERAL MERCHANDISE STORES-1.19%

99 Cents Only Stores(a)                            270,800        9,293,856
---------------------------------------------------------------------------
Fred's, Inc.                                       200,000        7,436,000
===========================================================================
                                                                 16,729,856
===========================================================================

HEALTH CARE DISTRIBUTORS-0.21%

Priority Healthcare Corp.-Class B(a)               156,000        2,893,800
===========================================================================

HEALTH CARE EQUIPMENT-5.11%

Advanced Neuromodulation Systems, Inc.(a)           92,800        4,804,256
---------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)         160,600        2,709,322
---------------------------------------------------------------------------
Biosite Diagnostics Inc.(a)                         85,000        4,088,500
---------------------------------------------------------------------------
Bruker AXS Inc.(a)                                 517,600        1,589,032
---------------------------------------------------------------------------
Bruker Daltonics, Inc.(a)                          310,500        1,654,965
---------------------------------------------------------------------------
CTI Molecular Imaging, Inc.(a)                     225,000        4,254,750
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Cytyc Corp.(a)                                     535,500   $    5,633,460
---------------------------------------------------------------------------
Diagnostic Products Corp.                          125,100        5,135,355
---------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                   217,800        5,745,564
---------------------------------------------------------------------------
ResMed Inc.                                        175,100        6,863,920
---------------------------------------------------------------------------
STERIS Corp.(a)                                    221,800        5,121,362
---------------------------------------------------------------------------
VISX, Inc.(a)                                      275,000        4,771,250
---------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)            272,100        9,822,810
---------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      217,700        4,136,300
---------------------------------------------------------------------------
Zoll Medical Corp.(a)                              162,300        5,446,788
===========================================================================
                                                                 71,777,634
===========================================================================

HEALTH CARE FACILITIES-1.38%

LifePoint Hospitals, Inc.(a)                       292,900        6,133,326
---------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                        210,100        7,773,700
---------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           219,000        5,435,580
===========================================================================
                                                                 19,342,606
===========================================================================

HEALTH CARE SERVICES-2.87%

Accredo Health, Inc.(a)                            298,300        6,502,940
---------------------------------------------------------------------------
Advisory Board Co. (The)(a)                        190,200        7,706,904
---------------------------------------------------------------------------
Covance Inc.(a)                                    200,000        3,620,000
---------------------------------------------------------------------------
DaVita, Inc.(a)                                    160,600        4,300,868
---------------------------------------------------------------------------
eResearch Technology, Inc.(a)                      180,000        3,988,800
---------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)                          187,400        5,963,068
---------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                   107,100        3,818,115
---------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)        155,500        4,467,515
===========================================================================
                                                                 40,368,210
===========================================================================

HEALTH CARE SUPPLIES-0.69%

Fisher Scientific International Inc.(a)            127,000        4,432,300
---------------------------------------------------------------------------
ICU Medical, Inc.(a)                               167,900        5,230,085
===========================================================================
                                                                  9,662,385
===========================================================================

HOME ENTERTAINMENT SOFTWARE-0.70%

Take-Two Interactive Software, Inc.(a)             219,100        6,209,294
---------------------------------------------------------------------------
THQ Inc.(a)                                        200,000        3,600,000
===========================================================================
                                                                  9,809,294
===========================================================================

HOMEBUILDING-0.55%

D.R. Horton, Inc.                                  164,475        4,621,747
---------------------------------------------------------------------------
Toll Brothers, Inc.(a)                             111,300        3,150,903
===========================================================================
                                                                  7,772,650
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.38%

Kerzner International Ltd. (Bahamas)(a)            164,500        5,298,545
===========================================================================

INSURANCE BROKERS-0.33%

Hilb, Rogal and Hamilton Co.                       135,700        4,619,228
===========================================================================

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

INTERNET SOFTWARE & SERVICES-1.12%

Digital Insight Corp.(a)                           225,000   $    4,286,250
---------------------------------------------------------------------------
DoubleClick Inc.(a)                                542,600        5,019,050
---------------------------------------------------------------------------
SonicWALL, Inc.(a)                                 428,300        2,055,840
---------------------------------------------------------------------------
Websense, Inc.(a)                                  275,000        4,306,500
===========================================================================
                                                                 15,667,640
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.35%

Jefferies Group, Inc.                              100,000        4,979,000
===========================================================================

IT CONSULTING & OTHER SERVICES-1.56%

Anteon International Corp.(a)                      130,000        3,628,300
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)                 160,600        5,508,580
---------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            226,000        5,505,360
---------------------------------------------------------------------------
Forrester Research, Inc.(a)                        214,200        3,504,312
---------------------------------------------------------------------------
Titan Corp. (The)(a)                               370,000        3,807,300
===========================================================================
                                                                 21,953,852
===========================================================================

LEISURE PRODUCTS-0.68%

Leapfrog Enterprises, Inc.-Class A(a)              181,000        5,757,610
---------------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                        200,000        3,820,000
===========================================================================
                                                                  9,577,610
===========================================================================

MANAGED HEALTH CARE-0.84%

First Health Group Corp.(a)                        223,500        6,168,600
---------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)             107,100        5,601,330
===========================================================================
                                                                 11,769,930
===========================================================================

MOVIES & ENTERTAINMENT-0.83%

Imax Corp. (Canada)(a)                             450,000        4,050,000
---------------------------------------------------------------------------
Pixar, Inc.(a)                                     124,300        7,562,412
===========================================================================
                                                                 11,612,412
===========================================================================

MULTI-LINE INSURANCE-0.46%

HCC Insurance Holdings, Inc.                       218,800        6,469,916
===========================================================================

OIL & GAS DRILLING-1.32%

Grey Wolf, Inc.(a)                               1,018,400        4,114,336
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      237,100        7,682,040
---------------------------------------------------------------------------
Pride International, Inc.(a)                       358,500        6,746,970
===========================================================================
                                                                 18,543,346
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.76%

Cal Dive International, Inc.(a)                    455,300        9,925,540
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)                          258,800        5,447,740
---------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                         336,000        5,671,680
---------------------------------------------------------------------------
Key Energy Services, Inc.(a)                       654,100        7,011,952
---------------------------------------------------------------------------
National-Oilwell, Inc.(a)                          191,700        4,217,400
---------------------------------------------------------------------------
Superior Energy Services, Inc.(a)                  350,000        3,318,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

TETRA Technologies, Inc.(a)                        167,100   $    4,954,515
---------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)            219,400        4,576,684
---------------------------------------------------------------------------
Varco International, Inc.(a)                       218,700        4,286,520
---------------------------------------------------------------------------
W-H Energy Services, Inc.(a)                       178,200        3,471,336
===========================================================================
                                                                 52,881,367
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.16%

Chesapeake Energy Corp.                            700,000        7,070,000
---------------------------------------------------------------------------
Evergreen Resources, Inc.(a)                        65,000        3,530,150
---------------------------------------------------------------------------
Forest Oil Corp.(a)                                160,600        4,034,272
---------------------------------------------------------------------------
Newfield Exploration Co.(a)                        162,800        6,113,140
---------------------------------------------------------------------------
Quicksilver Resources Inc.(a)                      129,300        3,096,735
---------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                       250,000        6,550,000
===========================================================================
                                                                 30,394,297
===========================================================================

PACKAGED FOODS & MEATS-0.37%

Horizon Organic Holding Corp.(a)                   218,800        5,214,004
===========================================================================

PHARMACEUTICALS-2.62%

aaiPharma Inc.(a)                                  432,800        8,604,064
---------------------------------------------------------------------------
American Pharmaceutical Partners, Inc.(a)          146,500        4,966,350
---------------------------------------------------------------------------
Barr Laboratories, Inc.(a)                          81,600        5,344,800
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A               152,400        8,641,080
---------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      167,800        9,208,864
===========================================================================
                                                                 36,765,158
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.29%

Fidelity National Financial, Inc.                  130,000        3,998,800
===========================================================================

PUBLISHING-0.73%

Getty Images, Inc.(a)                              249,500       10,304,350
===========================================================================

REGIONAL BANKS-2.05%

East West Bancorp., Inc.                           136,100        4,918,654
---------------------------------------------------------------------------
Prosperity Bancshares, Inc.                        245,400        4,723,950
---------------------------------------------------------------------------
Silicon Valley Bancshares(a)                       150,000        3,571,500
---------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)               160,850        5,229,234
---------------------------------------------------------------------------
Sterling Bancshares, Inc.                          180,500        2,360,940
---------------------------------------------------------------------------
UCBH Holdings, Inc.                                188,300        5,400,444
---------------------------------------------------------------------------
Whitney Holding Corp.                               83,500        2,669,495
===========================================================================
                                                                 28,874,217
===========================================================================

RESTAURANTS-2.73%

Krispy Kreme Doughnuts, Inc.(a)                    131,200        5,402,816
---------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                 221,800       10,914,778
---------------------------------------------------------------------------
Panera Bread Co.-Class A(a)                        192,100        7,684,000
---------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)            240,600        7,862,808
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
RESTAURANTS-(CONTINUED)

Sonic Corp.(a)                                     256,150   $    6,513,895
===========================================================================
                                                                 38,378,297
===========================================================================

SEMICONDUCTOR EQUIPMENT-2.03%

Credence Systems Corp.(a)                          268,700        2,275,889
---------------------------------------------------------------------------
Cymer, Inc.(a)                                     207,000        6,532,920
---------------------------------------------------------------------------
FEI Co.(a)                                         310,800        5,830,608
---------------------------------------------------------------------------
Mykrolis Corp.(a)                                  657,000        6,668,550
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          244,700        7,282,272
===========================================================================
                                                                 28,590,239
===========================================================================

SEMICONDUCTORS-5.74%

Actel Corp.(a)                                     325,000        6,662,500
---------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                         1,161,800        8,911,006
---------------------------------------------------------------------------
Cree, Inc.(a)                                      375,000        6,105,000
---------------------------------------------------------------------------
Exar Corp.(a)                                      251,900        3,987,577
---------------------------------------------------------------------------
Genesis Microchip Inc.(a)                          275,000        3,723,500
---------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                332,800       10,459,904
---------------------------------------------------------------------------
Intersil Corp.-Class A(a)                          204,600        5,444,406
---------------------------------------------------------------------------
NVIDIA Corp.(a)(b)                                 250,000        5,752,500
---------------------------------------------------------------------------
O2Micro International Ltd. (Cayman
  Islands)(a)                                      421,300        6,787,143
---------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                   200,000        6,240,000
---------------------------------------------------------------------------
Pixelworks, Inc.(a)                                321,300        1,908,522
---------------------------------------------------------------------------
Semtech Corp.(a)                                   353,900        5,039,536
---------------------------------------------------------------------------
Skyworks Solutions, Inc.(a)                        509,200        3,447,284
---------------------------------------------------------------------------
Zoran Corp.(a)                                     326,000        6,262,460
===========================================================================
                                                                 80,731,338
===========================================================================

SPECIALTY STORES-2.41%

CarMax, Inc.(a)                                    299,600        9,032,940
---------------------------------------------------------------------------
Claire's Stores, Inc.                              164,100        4,161,576
---------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                   214,200        3,684,240
---------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                              50,000        3,790,500
---------------------------------------------------------------------------
Select Comfort Corp.(a)                            208,100        3,408,678
---------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)                  219,900        3,210,540
---------------------------------------------------------------------------
Tractor Supply Co.(a)                              136,400        6,513,100
===========================================================================
                                                                 33,801,574
===========================================================================

STEEL-0.24%

Gibraltar Steel Corp.                              167,000        3,420,160
===========================================================================

SYSTEMS SOFTWARE-1.77%

Borland Software Corp.(a)                          325,000        3,175,250
---------------------------------------------------------------------------
Macrovision Corp.(a)                               325,300        6,479,976
---------------------------------------------------------------------------
Micromuse Inc.(a)                                  636,500        5,085,635
---------------------------------------------------------------------------
Network Associates, Inc.(a)                        277,800        3,522,504
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Red Hat, Inc.(a)                                   874,000   $    6,616,180
===========================================================================
                                                                 24,879,545
===========================================================================

TECHNOLOGY DISTRIBUTORS-0.26%

Tech Data Corp.(a)                                 137,000        3,659,270
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.41%

Doral Financial Corp. (Puerto Rico)                128,400        5,733,060
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.65%

Fastenal Co.                                       111,900        3,797,886
---------------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A(a)         300,000        5,370,000
===========================================================================
                                                                  9,167,886
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,021,215,662)                         1,227,987,152
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.11%

0.80%, 09/18/03 (Cost $1,497,350)(c)           $ 1,500,000(d)      1,497,350
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-12.12%

STIC Liquid Assets Portfolio(e)                 85,197,064   $   85,197,064
---------------------------------------------------------------------------
STIC Prime Portfolio(e)                         85,197,064       85,197,064
===========================================================================
    Total Money Market Funds (Cost
      $170,394,128)                                             170,394,128
===========================================================================
TOTAL INVESTMENTS-99.59% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,193,107,140)                                             1,399,878,630
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-27.49%

STIC Liquid Assets Portfolio(e)(f)             193,191,256      193,191,256
---------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                     193,191,256      193,191,256
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $386,382,512)                                       386,382,512
===========================================================================
TOTAL INVESTMENTS-127.08% (Cost
  $1,579,489,652)                                             1,786,261,142
===========================================================================
OTHER ASSETS LESS LIABILITIES-(27.08%)                         (380,608,072)
===========================================================================
NET ASSETS-100.00%                                           $1,405,653,070
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section F and Note 8.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section E and Note 7.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,579,489,652)*                            $1,786,261,142
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,257,668
------------------------------------------------------------
  Variation margin                                    53,625
------------------------------------------------------------
  Fund shares sold                                48,807,153
------------------------------------------------------------
  Dividends                                          310,132
------------------------------------------------------------
Investment for deferred compensation plan              7,496
------------------------------------------------------------
Other assets                                          48,788
============================================================
    Total assets                               1,839,746,004
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            4,208,735
------------------------------------------------------------
  Fund shares reacquired                          41,536,430
------------------------------------------------------------
  Options written (premiums received
    $72,746)                                           3,750
------------------------------------------------------------
  Deferred compensation plan                           7,496
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       386,382,512
------------------------------------------------------------
Accrued distribution fees                          1,099,723
------------------------------------------------------------
Accrued transfer agent fees                          730,241
------------------------------------------------------------
Accrued operating expenses                           124,047
============================================================
    Total liabilities                            434,092,934
============================================================
Net assets applicable to shares outstanding   $1,405,653,070
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,494,731,618
------------------------------------------------------------
Undistributed net investment income (loss)        (6,293,418)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and option contracts                          (289,355,412)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts and option
  contracts                                      206,570,282
============================================================
                                              $1,405,653,070
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,137,515,548
____________________________________________________________
============================================================
Class B                                       $  162,066,952
____________________________________________________________
============================================================
Class C                                       $   44,610,306
____________________________________________________________
============================================================
Class R                                       $    3,226,107
____________________________________________________________
============================================================
Institutional Class                           $   58,234,157
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           53,092,093
____________________________________________________________
============================================================
Class B                                            8,020,501
____________________________________________________________
============================================================
Class C                                            2,209,217
____________________________________________________________
============================================================
Class R                                              151,018
____________________________________________________________
============================================================
Institutional Class                                2,703,478
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        21.43
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.43 divided by
      94.50%)                                 $        22.68
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        20.21
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        20.19
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        21.36
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        21.54
____________________________________________________________
============================================================

* At June 30, 2003, securities with an aggregate market value of $377,852,529 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,445)          $    560,165
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       800,675
--------------------------------------------------------------------------
Interest                                                             9,856
--------------------------------------------------------------------------
Security lending income                                            347,214
==========================================================================
    Total investment income                                      1,717,910
==========================================================================

EXPENSES:

Advisory fees                                                    3,884,244
--------------------------------------------------------------------------
Administrative services fees                                       145,851
--------------------------------------------------------------------------
Custodian fees                                                      73,734
--------------------------------------------------------------------------
Distribution fees -- Class A                                     1,572,456
--------------------------------------------------------------------------
Distribution fees -- Class B                                       733,774
--------------------------------------------------------------------------
Distribution fees -- Class C                                       200,381
--------------------------------------------------------------------------
Distribution fees -- Class R                                         5,460
--------------------------------------------------------------------------
Transfer agent fees                                              1,543,831
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           4,062
--------------------------------------------------------------------------
Trustees' fees                                                       7,984
--------------------------------------------------------------------------
Other                                                              298,716
==========================================================================
    Total expenses                                               8,470,493
==========================================================================
Less: Fees waived and expenses paid indirectly                    (473,376)
==========================================================================
    Net expenses                                                 7,997,117
==========================================================================
Net investment income (loss)                                    (6,279,207)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (63,560,982)
--------------------------------------------------------------------------
  Futures contracts                                              2,094,430
--------------------------------------------------------------------------
  Option contracts written                                         189,990
==========================================================================
                                                               (61,276,562)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        250,888,365
--------------------------------------------------------------------------
  Futures contracts                                                 48,750
--------------------------------------------------------------------------
  Option contracts written                                          68,996
==========================================================================
                                                               251,006,111
==========================================================================
Net gain from investment securities, futures contracts and
  option contracts                                             189,729,549
==========================================================================
Net increase in net assets resulting from operations          $183,450,342
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                 JUNE 30,       DECEMBER 31,
                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (6,279,207)   $ (11,007,154)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                       (61,276,562)    (146,695,160)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    251,006,111     (184,386,383)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  183,450,342     (342,088,697)
=============================================================================================
Share transactions-net:
  Class A                                                        193,703,319      365,751,498
---------------------------------------------------------------------------------------------
  Class B                                                        (12,204,336)       9,058,506
---------------------------------------------------------------------------------------------
  Class C                                                         (2,993,164)      13,385,434
---------------------------------------------------------------------------------------------
  Class R                                                          1,485,376        1,257,422
---------------------------------------------------------------------------------------------
  Institutional Class                                             53,074,422        2,877,566
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                                233,065,617      392,330,426
=============================================================================================
    Net increase in net assets                                   416,515,959       50,241,729
=============================================================================================

NET ASSETS:

  Beginning of period                                            989,137,111      938,895,382
=============================================================================================
  End of period                                               $1,405,653,070    $ 989,137,111
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund closed to new investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $12,961.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $145,851 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $398,930 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During periods the Fund is closed to new investors, AIM Distributors has agreed to waive Class A distribution plan fees equal to 0.10% of the Class A average daily net assets. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B, Class C and Class R shares paid $1,123,183, $733,774, $200,381 and $5,460, respectively after AIM
Distributors waived Class A plan fees of $449,273.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $25,368 in front-end sales commissions from the sale of Class A shares and $4,924, $0, $4,033 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $2,402 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $9,794 and reductions in custodian fees of $1,348 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11,142.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.


NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $377,852,529 were on loan to brokers. The loans were secured by cash collateral of $386,382,512 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $347,214 for securities lending.

NOTE 7--FUTURES CONTRACTS

On June 30, 2003, $872,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                                                                 UNREALIZED
                        NO. OF       MONTH/        MARKET       APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT       VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------
Russell 2000 Index        65       Sep-03/Long   $14,573,000     $(270,205)
_____________________________________________________________________________
=============================================================================

NOTE 8--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               4,300        430,370
----------------------------------------------------------
Closed                                 (600)       (44,299)
----------------------------------------------------------
Exercised                            (1,750)      (156,183)
----------------------------------------------------------
Expired                              (1,200)      (157,142)
==========================================================
End of period                           750      $  72,746
__________________________________________________________
==========================================================


    Open call options written at June 30, 2003 were as follows:

                                                                  JUNE 30,
                                                                    2003
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET     UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED    VALUE     APPRECIATION
-----------------------------------------------------------------------------------------
NVIDIA Corp.            Jul-03     $30        750      $72,746     $3,750      $68,996
_________________________________________________________________________________________
=========================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $ 68,295,841
----------------------------------------------------------
December 31, 2010                              142,317,867
==========================================================
Total capital loss carryforward               $210,613,708
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $307,729,717 and $132,917,956, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $278,577,315
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (75,194,673)
============================================================================
Net unrealized appreciation of investment securities            $203,382,642
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $1,582,878,500.


NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                 DECEMBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,818,776    $ 415,929,842     31,251,216    $ 673,450,471
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         261,712        4,694,037      2,742,366       62,377,993
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         201,633        3,627,825      1,431,329       32,124,408
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          92,951        1,720,337         77,652        1,386,762
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           2,595,069       53,971,150        168,960        3,138,624
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          68,634        1,297,907        238,309        5,287,422
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (72,653)      (1,297,907)      (250,272)      (5,287,422)
==========================================================================================================================
Reacquired:
  Class A                                                     (11,599,761)    (223,524,430)   (15,143,035)    (312,986,395)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (894,105)     (15,600,466)    (2,464,023)     (48,032,065)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (378,230)      (6,620,989)      (959,396)     (18,738,974)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (12,511)        (234,961)        (7,074)        (129,340)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (46,308)        (896,728)       (14,243)        (261,058)
==========================================================================================================================
                                                               12,035,207    $ 233,065,617     17,071,789    $ 392,330,426
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30,         ----------------------------------------------------------------
                                             2003             2002           2001           2000        1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    18.47        $  25.67       $  29.81       $  31.87    $  17.03       $ 14.27
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.10)(a)       (0.19)(a)      (0.18)(a)      (0.13)      (0.09)(a)     (0.19)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    3.06           (7.01)         (3.93)         (0.12)      15.47          3.45
============================================================================================================================
    Total from investment operations            2.96           (7.20)         (4.11)         (0.25)      15.38          3.26
============================================================================================================================
Less distributions from net realized
  gains                                           --              --          (0.03)         (1.81)      (0.54)        (0.50)
============================================================================================================================
Net asset value, end of period            $    21.43        $  18.47       $  25.67       $  29.81    $  31.87       $ 17.03
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                16.03%         (28.05)%       (13.79)%        (0.74)%     90.64%        23.15%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,137,516        $790,700       $679,104       $566,458    $428,378       $24,737
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.34%(c)        1.35%          1.31%          1.13%       1.54%         1.76%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.44%(c)        1.43%          1.39%          1.23%       1.54%         2.20%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (1.02)%(c)      (0.91)%        (0.70)%        (0.40)%     (0.38)%       (1.29)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                        14%             22%            37%            62%         56%          190%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than year.
(c)  Ratios are annualized and based on average net assets of $905,992,965.
(d)  Not annualized for periods less than one year.

                                                                               CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ----------------------------------------------------------------
                                             2003            2002           2001           2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  17.49        $  24.48       $  28.64       $  30.92    $  16.64       $ 14.06
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.16)(a)       (0.33)(a)      (0.35)(a)      (0.40)      (0.24)(a)     (0.29)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   2.88           (6.66)         (3.78)         (0.07)      15.06          3.37
===========================================================================================================================
    Total from investment operations           2.72           (6.99)         (4.13)         (0.47)      14.82          3.08
===========================================================================================================================
Less distributions from net realized
  gains                                          --              --          (0.03)         (1.81)      (0.54)        (0.50)
===========================================================================================================================
Net asset value, end of period             $  20.21        $  17.49       $  24.48       $  28.64    $  30.92       $ 16.64
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                               15.55%         (28.55)%       (14.42)%        (1.48)%     89.40%        22.22%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $162,067        $152,577       $212,958       $231,293    $240,150       $26,448
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                             2.09%(c)        2.08%          2.03%          1.88%       2.19%         2.40%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          2.09%(c)        2.08%          2.04%          1.88%       2.19%         2.85%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.77)%(c)      (1.64)%        (1.43)%        (1.15)%     (1.03)%       (1.96)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                       14%             22%            37%            62%         56%          190%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $147,970,909.
(d)  Not annualized for periods less than one year.


                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                                                    MAY 3, 1999
                                                         SIX MONTHS                                                 (DATE SALES
                                                          ENDED                 YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                         JUNE 30,         -----------------------------------       DECEMBER 31,
                                                           2003            2002          2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 17.48         $ 24.47       $ 28.63       $ 30.91          $ 19.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.16)(a)       (0.33)(a)     (0.35)(a)     (0.39)           (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.87           (6.66)        (3.78)        (0.08)           12.59
=================================================================================================================================
    Total from investment operations                         2.71           (6.99)        (4.13)        (0.47)           12.42
=================================================================================================================================
Less distributions from net realized gains                     --              --         (0.03)        (1.81)           (0.54)
=================================================================================================================================
Net asset value, end of period                            $ 20.19         $ 17.48       $ 24.47       $ 28.63          $ 30.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             15.50%         (28.57)%      (14.43)%       (1.48)%          65.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $44,610         $41,693       $46,833       $41,738          $40,530
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.09%(c)        2.08%         2.03%         1.88%            2.19%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.09%(c)        2.08%         2.04%         1.88%            2.19%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (1.77)%(c)       1.64%        (1.43)%       (1.15)%          (1.03)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     14%             22%           37%           62%              56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $40,408,415.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $18.44            $ 22.64
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)(a)          (0.13)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.04              (4.07)
============================================================================================
    Total from investment operations                              2.92              (4.20)
============================================================================================
Net asset value, end of period                                  $21.36            $ 18.44
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  15.84%            (18.55)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,226            $ 1,301
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.59%(c)           1.61%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (1.27)%(c)         (1.17)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          14%                22%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,202,117.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 17, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 18.53            $ 24.61
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)          (0.07)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.07              (6.01)
=============================================================================================
    Total from investment operations                              3.01              (6.08)
=============================================================================================
Net asset value, end of period                                 $ 21.54            $ 18.53
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  16.24%            (24.71)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,234            $ 2,866
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           0.90%(c)           0.89%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.59)%(c)         (0.45)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          14%                22%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,294,836.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES           OFFICERS                            OFFICE OF THE FUND
Frank S. Bayley             Robert H. Graham                    11 Greenway Plaza
Bruce L. Crockett           Chairman and President              Suite 100
Albert R. Dowden                                                Houston, TX 77046
Edward K. Dunn Jr.          Mark H. Williamson
Jack M. Fields              Executive Vice President            INVESTMENT ADVISOR
Carl Frischling                                                 A I M Advisors, Inc.
Robert H. Graham            Kevin M. Carome                     11 Greenway Plaza
Prema Mathai-Davis          Senior Vice President               Suite 100
Lewis F. Pennock                                                Houston, TX 77046
Ruth H. Quigley             Gary T. Crum
Louis S. Sklar              Senior Vice President               TRANSFER AGENT
Mark H. Williamson                                              A I M Fund Services, Inc.
                            Dana R. Sutton                      P.O. Box 4739
                            Vice President and Treasurer        Houston, TX 77210-4739

                            Stuart W. Coco                      CUSTODIAN
                            Vice President                      State Street Bank and Trust Company
                                                                225 Franklin Street
                            Melville B. Cox                     Boston, MA 02110
                            Vice President
                                                                COUNSEL TO THE FUND
                            Edgar M. Larsen                     Ballard Spahr
                            Vice President                      Andrews & Ingersoll, LLP
                                                                1735 Market Street
                            Nancy L. Martin                     Philadelphia, PA 19103
                            Secretary
                                                                COUNSEL TO THE TRUSTEES
                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                919 Third Avenue
                                                                New York, NY 10022

                                                                DISTRIBUTOR
                                                                A I M Distributors, Inc.
                                                                11 Greenway Plaza
                                                                Suite 100
                                                                Houston, TX 77046

The AIM Family of Funds--Registered Trademark--

    DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                             FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund                                   TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund                       AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund                AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                  AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                        TAX-FREE
AIM Large Cap Growth Fund                            SECTOR EQUITY
AIM Libra Fund                                                                         AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund            AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund            AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                 AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities I Fund(2)             AIM Global Science and Technology Fund
AIM Opportunities II Fund(2)            AIM Global Utilities Fund
AIM Opportunities III Fund(2)           AIM New Technology Fund
AIM Premier Equity Fund                 AIM Real Estate Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

         For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual   Retirement     Annuities     College    Separately    Offshore    Alternative    Cash
Funds    Products                     Savings    Managed       Products    Investments    Management
                                      Plans      Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

AIMinvestments.com                                                     SCG-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Comapny Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                 EXHIBIT INDEX

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.